Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Central Index Key	0001527972
Amendment Flag	false
Document Creation Date	Aug. 31, 2017
Document Effective Date	Sep. 01, 2017
Prospectus Date	Sep. 01, 2017
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM | Class F-2
Prospectus:
Trading Symbol	CTPFX
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM | Class F-3
Prospectus:
Trading Symbol	ETPFX
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM | Class R-6
Prospectus:
Trading Symbol	REPGX
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM | Share class
Prospectus:
Trading Symbol	ETOPX